OPERATING SEGMENT INFORMATION - Items that do not affect cash per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items that do not affect cash per segment:
Depreciation and amortization		R$ 1,807,429	R$ 1,701,990
Constitution (Reversal) of onerous contract		179,003	(1,353,849)
Provision of recoverable value of assets (impairment)		121,581	(6,546,048)
Total		2,108,013	(6,197,907)
Reportable Segment
Items that do not affect cash per segment:
Depreciation and amortization	R$ 1,862,869
Constitution (Reversal) of onerous contract	89,053
Provision of recoverable value of assets (impairment)	(441,664)
Total	1,510,258
Administration
Items that do not affect cash per segment:
Depreciation and amortization	105,866	251,545	160,123
Provision of recoverable value of assets (impairment)	(62,498)		(42,634)
Total	43,368	251,545	117,489
Generation
Items that do not affect cash per segment:
Depreciation and amortization	1,757,003	1,555,884	1,541,867
Constitution (Reversal) of onerous contract	93,112	179,003	(1,353,849)
Provision of recoverable value of assets (impairment)	(379,166)	121,581	(6,458,393)
Total	1,470,949	R$ 1,856,468	(6,270,375)
Transmission
Items that do not affect cash per segment:
Constitution (Reversal) of onerous contract	(4,059)
Provision of recoverable value of assets (impairment)			(45,021)
Total	R$ (4,059)		R$ (45,021)